Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of key management personnel compensation

	2024	2023
	£ 000	£ 000
Salaries and other short term employee benefits (including bonuses)	1,455	883
Payments to defined contribution pension schemes	4	1
Share-based payment expense	2,563	795
	4,022	1,679